Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net earnings	$ 63,318	$ 9,231	$ 46,200
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	43,478	40,941	36,523
Non-cash lease expense	7,251	11,636	16,680
LIFO charge	22,342	131,611	42,157
Deferred income tax expense	(5,533)	(3,534)	7,134
Gain on the sale of assets	(2,331)	(2,872)	(1,861)
Provision for restructuring and impairments	567	4,333	284
Gain on debt forgiveness	0	0	(500)
Loss from equity investment	0	0	7,775
Stock-based compensation expense	246	76	120
Pension expense	354	1,481	206
401(k) match stock contribution	2,453	1,515	1,107
Changes in operating assets and liabilities:
Accounts receivable	17,334	22,098	(26,976)
Inventories	(224,136)	(398,514)	(103,008)
Other assets	91	2,743	(1,109)
Accounts payable	(29,213)	(18,370)	13,513
Accrued expenses and other	11,192	(13,641)	(11,032)
Income taxes	9,624	(1,530)	2,939
Net cash (used in) provided by operating activities	(82,963)	(212,796)	30,152
Cash flows from investing activities:
Additions to property, plant, and equipment	(36,637)	(70,628)	(53,367)
Proceeds from the sale of assets	8,089	5,751	8,180
Increase in non-current deposits	(18,654)	0	0
Net cash used in investing activities	(47,202)	(64,877)	(45,187)
Cash flows from financing activities:
Borrowings under revolving credit facility	783,650	777,083	398,550
Repayments under revolving credit facility	(727,023)	(616,939)	(379,011)
Borrowings under term loans and note payable	133,359	174,427	0
Principal payments on term loans	(19,215)	(5,500)	(4,000)
Other assets	0	0	(2,758)
Payments on financing leases	(7,956)	(8,814)	(7,868)
Purchase of treasury stock	(33,030)	(41,209)	(38,788)
Dividends	(23)	(23)	(23)
Net cash provided by (used in) financing activities	129,762	279,025	(33,898)
Net (decrease) increase in cash, cash equivalents and restricted cash	(403)	1,352	(48,933)
Cash, cash equivalents and restricted cash, beginning of year	12,256	10,904	59,837
Cash, cash equivalents and restricted cash, end of year	11,853	12,256	10,904
Supplemental disclosures of cash flow information:
Interest, net of capitalized interest	33,100	11,218	4,481
Income taxes	15,105	9,084	2,971
Right-of-use assets obtained in exchange for lease obligations	5,746	10,187	20,304
Right-of-use assets derecognized upon early lease termination	2,286	3,588	1,570
Assets acquired from exercise of finance lease purchase options, net of accumulated depreciation	6,681	0	0
Property, plant and equipment purchased on account	$ 307	$ 1,177	$ 1,267